SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were available to be issued. Other than as set forth below, there were no material subsequent events that required recognition or additional disclosure in the unaudited condensed consolidated financial statements presented.

Letter of Intent - Joint Venture

On August 19, 2025, the Company entered into a binding letter of intent with Next Investment LLC to form a joint venture for the development and operation of a senior care facility in Indiana. Under the proposed arrangement, the Company and Next would own 60% and 40% of the joint venture, respectively, with the Company having the right to appoint two of three members to the board of managers. Next is expected to contribute the project real property, while the Company would be responsible for design, construction management and project financing. The letter of intent remains subject to completion of due diligence and the execution of definitive agreements.

Securities Purchase Agreement

On October 29, 2025, the Company entered into a securities purchase agreement with certain investors pursuant to which, subject to shareholder approval and satisfaction of other customary conditions, the Company may issue and sell up to an aggregate of US$50.0 million stated value of Series A convertible preferred shares. The transaction contemplates multiple closings, including an initial closing of US$1.5 million stated value at a purchase price reflecting an original issue discount, with additional closings subject to, among other conditions, shareholder approval and the effectiveness of a registration statement covering the resale of ordinary shares issuable upon conversion and as dividends. The Series A convertible preferred shares accrue dividends at an annual rate of 12%, are convertible into ordinary shares subject to a fixed and variable conversion price mechanism and floor price provisions, rank senior to the Company’s ordinary shares with respect to dividends and liquidation, and contain customary anti-dilution, redemption, and protective provisions.

Extraordinary General Meeting of Shareholders

On November 24, 2025, the Company held an extraordinary general meeting of shareholders (the “EGM”).

At the EGM, the Company’s shareholders approved the following proposals:

(i) Proposal 1: As an ordinary resolution, to increase the Company’s authorized share capital from US$50,000 divided into 50,000,000 ordinary shares of a par value of US$0.001 each, to US$320,000 divided into 320,000,000 ordinary shares of a par value of US$0.001 each;

(ii) Proposal 2: As an ordinary resolution, subject to the approval of Proposal 1 by the shareholders, to amend the authorized share capital of the Company by (i) re-classifying and re-designating 120,000,000 ordinary shares as 100,000,000 Class A ordinary shares, par value US$0.001, each with one vote per share and 20,000,000 Class B ordinary shares, par value US$0.001 each, with 25 votes per share. The current issued and outstanding 14,223,611 ordinary shares of par value of US$0.001 each be and are re-classified and re-designated as Class A ordinary shares; and (ii) re-classify the remaining 200,000,000 shares as undesignated shares of a par value of US$0.001 (the “Un-designated Shares”) each, of such class or classes, however designated, as the board of directors may determine in accordance with the amended and restated memorandum and articles of association of the Company (the “Re-designation of Shares”), such that, immediately following the Re-designation of Shares, the authorized share capital of the Company shall be US$320,000 divided into 320,000,000 shares comprising (i) 100,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 200,000,000 Un-designated Shares;

(iii) Proposal 3: As a special resolution, subject to the approval of Proposal 1 and Proposal 2 by the shareholders, to amend and restate the Company’s amended and restated memorandum and articles of association (the “M&A”) by the deletion in their entirety and to approve and adopt the substitution in their place of the second amended and restated memorandum and articles of association (the “Second M&A”), with immediate effect in substitution for and to the exclusion of the M&A;

(iv) Proposal 4: As an ordinary resolution, subject to the approval of Proposals 1 – 3 by the shareholders, to issue 20,000,000 Class B ordinary shares each in the capital of the Company to FNHK Inc., CP COWORK LIMITED and R-OPUS Inc. at par value each, for an aggregate consideration of US$20,000.00; On December 30,2025, the Company executed the purchase agreement with FNHK Inc., CP COWORK LIMITED and R-OPUS Inc (“the Purchaser”). As of February 2026, the Company had fully received the consideration and issued 6,666,667 Class B ordinary shares to FNHK Inc., 6,666,666 Class B ordinary shares to CP COWORK LIMITED and 6,666,667 Class B ordinary shares to R-OPUS Inc.

(v) Proposal 5: As an ordinary resolution, (i) the Company be authorized to enter into, execute, deliver and perform all obligations under the Securities Purchase Agreement (the “Purchase Agreement”), the Certificate of Designations of Series A Convertible Preferred Shares, par value UD$0.001 per share (the “CoD”) and the Registration Rights Agreement (the “RRA,” and together with the Purchase Agreement and the CoD, the “Transaction Documents”), in each case substantially in the forms presented to the shareholders; (ii) the Company is authorized to issue and sell up to 50,000 Series A Convertible Preferred Shares (the “Preferred Shares”), having an aggregate stated value of up to US$50,000,000, pursuant to and in accordance with the Transaction Documents (the “Private Placement” or the “Facility”); (iii) any Director and/or officer of the Company be authorized and directed to negotiate, execute and deliver all agreements, documents and instruments necessary or desirable to establish, maintain and draw upon the Private Placement; (iv) any Director and/or officer be authorized to take all such actions (including issuance of Preferred Shares under the authorized Un-designated Shares, determining the rights attached to these preferred shares and submission of Registration Statement with the U.S. Securities and Exchange Commission) as may be necessary or appropriate in connection with the Facility and the Private Placement; (v) the Facility will be subscribed for up to US$18,000,000 by Greentree Financial Group, Inc.; and (v) the Facility will be subscribed for up to US$32,000,000 by TriCore Foundation, LLC. The beneficial owners of TriCore Foundation, LLC are the three founder shareholders and affiliates of the Company: (A) Li Hsien Wong, (B) Wai Wong Chong, and (C) R-Opus, Inc.;

(vi) Proposal 6: As an ordinary resolution, to establish and maintain a digital asset treasury for the purpose of holding, managing and investing in digital assets including cryptocurrencies and blockchain-based assets; and

(vii) Proposal 7: As an ordinary resolution, to adjourn the EGM to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the EGM, there are not sufficient votes to approve any other proposal(s).

Nasdaq Deficiency Letter

On December 11, 2025, the Company received a letter from the Listing Qualifications Department of Nasdaq notifying the Company that the closing bid price per share for its ordinary shares was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Nasdaq notification letter does not result in the immediate delisting of the Company’s ordinary shares, and the shares will continue to trade uninterrupted under the symbol “OFAL.”

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has a compliance period of one hundred eighty (180) calendar days, or until June 9, 2026 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per share of the Company’s ordinary shares is at least $1.00 for a minimum of ten (10) consecutive business days, Nasdaq will provide the Company a written confirmation of compliance and the matter will be closed.

In the event the Company does not regain compliance by June 9, 2026, the Company may be eligible for an additional 180 calendar day grace period. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period, including by effecting a reverse stock split, if necessary.

The Company’s ordinary shares have been redesignated as Class A ordinary shares and have commenced trading on Nasdaq on December 17, 2025 as Class A ordinary shares under the same symbol “OFAL.”

NOTE 13. SUBSEQUENT EVENTS

Initial Public Offering

On May 22, 2025, the Company consummated its initial public offering (“IPO”) of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, generating gross proceeds to the Company of $15 million before deducting underwriting discounts and offering expenses. The Company’s Registration Statement on Form F-1 (File No. 333-285103) for the IPO, originally filed with the U.S. Securities and Exchange Commission on February 21, 2025, as amended, was declared effective by the Commission on May 15, 2025.

Acquisition of Subsidiaries

On June 27, 2025, the Company entered into non-binding agreements to acquire 60% of the equity interest in RateDNA Inc., Aspire Homes Realty Inc., and Neekee Inc. (together, the “Target Companies”).

Aspire Homes Realty Inc., formerly known as Sala Homes & Associates Inc., was incorporated under the laws of the State of California, United States. The Company is primarily engaged in providing residential and commercial real estate brokerage services, including property sales, leasing, and advisory services to clients in the San Jose metropolitan area and surrounding regions.

RateDNA Inc. is a direct private money lender based in the San Francisco Bay Area, primarily focused on providing fast-turnaround financing solutions for 1-to-4 unit residential properties. The company specializes in customized loan structures and aims to fund transactions within one week to meet urgent capital needs.

Neekee Inc. is a property management and real estate services company based in San Jose, California. It provides a range of services to homeowners and real estate investors, including leasing support, maintenance coordination, and tenant management solutions.

Upon completion of the transactions, the Company will obtain significant control over the Target Companies, and as a result, expects to consolidate their financial results in its consolidated financial statements in accordance with U.S. GAAP.